CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
ASSETS
Cash and cash equivalents	$ 5,430	$ 5,017
Restricted cash	770	837
Trade receivables, net	496	623
Financing receivables, net	19,842	18,662
Inventories, net	6,280	5,609
Property, plant and equipment, net	7,003	6,397
Investments in unconsolidated subsidiaries and affiliates	561	487
Equipment under operating leases	1,845	1,907
Goodwill	2,472	2,449
Other intangible assets, net	792	787
Deferred tax assets	818	937
Derivative assets	77	95
Other assets	1,889	1,740
Total Assets	48,275	45,547
LIABILITIES AND EQUITY
Debt	25,895	25,276
Trade payables	6,060	5,185
Deferred tax liabilities	97	84
Pension, postretirement and other postemployment benefits	2,300	2,276
Derivative liabilities	98	249
Other liabilities	9,400	8,005
Total Liabilities	43,850	41,075
Redeemable noncontrolling interest	25	21
Common shares, € 0.01, par value; outstanding 1,363,592,506 common shares and 388,906,690 special voting shares in 2017; and outstanding 1,361,630,903 common shares and 412,268,203 special voting shares in 2016	25	25
Treasury stock, at cost - 807,690 shares in 2017 and 1,278,708 shares in 2016	(10)	(9)
Additional paid in capital	4,412	4,408
Retained earnings	1,921	1,787
Accumulated other comprehensive loss	(1,958)	(1,767)
Noncontrolling interests	10	7
Total Equity	4,400	4,451
Total Liabilities and Equity	48,275	45,547
Variable Interest Entity, Primary Beneficiary
ASSETS
Restricted cash	734	776
Financing receivables, net	10,404	10,263
Total Assets	11,138	11,039
LIABILITIES AND EQUITY
Debt	10,464	10,418
Total Liabilities	$ 10,464	$ 10,418